Income Tax Credit - Schedule of Major Components of Income Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
Total current tax	£ 6,398	£ 7,254	£ 5,494
Deferred tax:
In respect of prior years, deferred tax	(2,711)	(4,325)	(2,901)
Total deferred tax	34	15	(1)
Income tax credit	6,432	7,269	5,493
Current income tax receivable	6,367	7,188	9,822
Deferred tax	103	60
U.K. [member]
Current tax:
In respect of current year	6,366	7,185	5,516
In respect of prior years	35	69	(22)
Deferred tax:
Current income tax receivable	6,366	7,185	9,818
U.S. [member]
Current tax:
In respect of current year	(3)
Deferred tax:
In respect of current year, deferred tax	34	15
In respect of prior years, deferred tax			(1)
Current income tax receivable	1	3	4
Deferred tax	£ 103	£ 60	£ 44